Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Accounts receivable before allowances for doubtful accounts	$ 512,398	$ 317,512
Depreciation method	straight-line method
Allowance for doubtful accounts	$ 8,647	7,278	$ 5,851	$ 2,622
Ocean- going bunkering tankers
Property Plant And Equipment [Line Items]
Estimated useful life	30 years
Floating storage facilities
Property Plant And Equipment [Line Items]
Estimated useful life	30 years
In-land waterway bunkering tankers
Property Plant And Equipment [Line Items]
Estimated useful life	45 years
Financial Instruments
Property Plant And Equipment [Line Items]
Variable interest rate	EURIBOR or LIBOR
Minimum
Property Plant And Equipment [Line Items]
Interval between vessel drydocking special survey	30 months
Maximum
Property Plant And Equipment [Line Items]
Interval between vessel drydocking special survey	60 months
Senior convertible notes
Property Plant And Equipment [Line Items]
Convertible Senior Notes fair value	$ 244,068	116,218
Carrying value net of finance charges	$ 212,594	$ 118,031